Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (6,983)	$ (6,187)
Net book value	357,165		$ 257,110
Vessels [Member]
Cost [Abstract]
Beginning balance	307,870	292,280	292,280
Additions	102,909		15,590
Transfer to vessels held for sale	(17,127)		0
Ending balance	393,652		307,870
Accumulated Depreciation [Abstract]
Beginning balance	(51,133)	$ (38,499)	(38,499)
Depreciation for the period	(6,950)		(12,634)
Transfer to vessels held for sale	6,222		0
Ending balance	(51,861)		(51,133)
Net book value	$ 341,791		$ 256,737